Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Enjoy Technology Inc [Member]
Intangible Assets Net Excluding Goodwill [Line Items]
Intangible Assets, Net
5.	INTANGIBLE ASSETS, NET
Intangible assets, net consist of the following (in thousands):

	September 30, 2021	December 31, 2020
Domain Name	$1,500	$1,500
Less: accumulated amortization	(608)	(533)

Intangible assets, net	$892	$967

Total amortization expense was $25
thousand for both the three months ended September 30, 2021, and 2020, respectively, and $75 thousand for both the nine months ended September 30, 2021, and 2020, respectively.

6.	INTANGIBLE ASSETS, NET
Intangible assets, net consist of the following (in thousands):

	December 31,
	2020	2019
Domain Name	$1,500	1,500
Less: accumulated amortization	(533)	(433)

Intangible assets, net	$967	$1,067

Total amortization expense was $0.1 million for both years ended December 31, 2020 and 2019, respectively.
The following table summarizes estimated future amortization expense of intangible assets for the years ending December 31 (in thousands):

Years Ending December 31,
2021	$100
2022	100
2023	100
2024	100
2025	100
Thereafter	467

Total estimated future amortization expense	$967